EQUITY BASED COMPENSATION (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
EQUITY-BASED COMPENSATION
Equity options term		7 years
Vesting period	3 years	3 years
Incremental compensation expense		$ 0
Share Price	$ 20.00
Minimum
EQUITY-BASED COMPENSATION
Equity options term	7 years
Maximum
EQUITY-BASED COMPENSATION
Equity options term	10 years
2016 plan | Maximum
EQUITY-BASED COMPENSATION
Equity options term	10 years	10 years
2016 plan | Class A common stock
EQUITY-BASED COMPENSATION
Maximum number of shares	5,400,400	4,600,000
Percentage of common stock sold in underwritten public offering		8.00%